Taxation	12 Months Ended
Dec. 31, 2025
Taxation
Taxation
10. Taxation
Composition of income tax
The following table presents the composition of income tax expense/(benefit) for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands
Current income tax expenses	81,797	55,738	55,217
Withholding income tax expenses	22,284	17,836	9,473
Deferred tax benefits	(25,376)	(110,118)	(47,545)

Total	78,705	(36,544)	17,145

a) Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company and its intermediate holding companies in the Cayman Islands are not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company or its subsidiaries in the Cayman Islands to their shareholders, no withholding tax will be imposed.
British Virgin Islands (“BVI”)
Subsidiaries in the BVI are exempted from income tax on their foreign-derived income in the BVI. There are no withholding taxes in the BVI.
Hong Kong, China
Hong Kong profits tax has been provided for at half the current tax rate (i.e., 8.25%) for the first HK$2 million on the estimated assessable profits while the remaining profits will continue to be taxed at the existing 16.5% tax rate for the years ended December 31, 2023, 2024 and 2025, respectively.
Mainland, China
The Enterprise Income Tax (“EIT Law”), which became effective on January 1, 2008, applies a uniform enterprise income tax (“EIT”) rate of 25% to both foreign-invested enterprises (“FIEs”) and domestic companies. Preferential tax treatments will be granted to FIEs or domestic companies which conduct businesses in certain encouraged sectors and to entities otherwise classified as “Software Enterprises”, “Key Software Enterprises”, “Encouraged Enterprises” and/or “High and New Technology Enterprises” (“HNTEs”).
The aforementioned preferential tax rates are subject to annual review by the relevant tax authorities in China. Certain subsidiaries were qualified as HNTEs or Encouraged Enterprises and enjoyed a preferential income tax rate at 15% for the corresponding years from the year they are qualified, respectively, provided that they continue to qualify as HNTEs or Encouraged Enterprises during such periods.

Upon adoption of ASU
2023-09,
Improvements to Income Tax Disclosures, as described in Note 2,
Significant Accounting Policies
, the reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the year ended December 31, 2025 was as follows:

	RMB in thousands	Percent
Statutory income tax rate	302,022	25.0%
Foreign Tax Effects
Hong Kong, China
Statutory income tax rate difference between Chinese Hong Kong and Chinese mainland	54,702	4.5%
Changes in valuation allowance	100,373	8.3%
Other adjustments	13,163	1.1%
Singapore
Statutory income tax rate difference between Singapore and Chinese mainland	(13,837)	(1.2%)
Changes in valuation allowance	(29,798)	(2.4%)
Other foreign jurisdictions	9,846	0.8%
Change in valuation allowance	(361,403)	(29.9%)
Share-based compensation	292,164	24.2%
Research and development tax credits	(273,287)	(22.6%)
Preferential tax treatments	(126,221)	(10.4%)
Inter-group restructuring costs	52,623	4.3%
Other adjustments	(3,202)	(0.3%)
Effective income tax rate	17,145	1.4%

In 2025, the Group paid RMB60.6 million in income taxes (net of refunds received) in the Chinese mainland and
RMB
2.5
million in income taxes in jurisdictions outside of the Chinese mainland.
The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU
2023-09:

	2023	2024
	%	%
Statutory income tax rate	25.00	25.00
Permanent differences	(1.33)	5.30
Tax rate difference from statutory rate in other jurisdictions*	(2.96)	(7.80)
Tax effect of preferential tax treatments	(4.73)	(9.49)
Withholding tax	(0.47)	(1.29)
Change in valuation allowance	(17.17)	(9.11)

Effective income tax rate	(1.66)	2.61

*	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in Hong Kong and the Cayman Islands.

As of December 31, 2025, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB in thousands
Loss expiring in 2026	246,081
Loss expiring in 2027	927,888
Loss expiring in 2028	718,454
Loss expiring in 2029	306,105
Loss expiring in 2030 and thereafter	16,051,332

Total	18,249,860

b) Value-added tax and other taxes
The Group’s majority of subsidiaries and VIEs incorporated in China are subject to value-added tax (“VAT”) for services rendered at a rate of
6
% and for goods sold mainly at a rate of
13
%,
offset by VAT on purchases. All entities in China are also subject to surcharges on value-added tax payments in accordance with PRC law. In addition, the Group’s advertising revenues are also subject to culture business construction fee at a rate of
3
%, which was reduced to
1.5
% since July 1, 2019, valid until
December 31, 2027
.
c)
Deferred tax assets and liabilities
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025
	RMB in thousands
Deferred tax assets:
Deferred revenue	265,876	282,829
Net operating tax loss carry forwards	3,490,177	3,052,326
Accruals and others*	940,900	1,105,317

Total deferred tax assets	4,696,953	4,440,472

Less: valuation allowance	(4,561,822)	(4,274,340)

Net deferred tax assets	135,131	166,132

Deferred tax liabilities:
Acquired intangible assets	(66,969)	(50,424)

Total deferred tax liabilities	(66,969)	(50,424)

*	Accruals and others primary represent accrued expenses which are not deductible until paid under PRC laws, as well as non-deductible advertising expenses.
Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity
basis. As of December 31, 2024 and 2025, valuation allowances were provided against deferred tax assets in entities where it was determined it was more-likely-than-not
that the benefits of the deferred tax assets will not be realized.
The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented:

	Balance at January 1	Re-measurement due to applicable preferential tax rate for HNTE	(Provision) /Reversal	Expiration of loss carry forward and impact of disposal/close of subsidiaries	Balance at December 31
2023	(3,657,467)	(18,437)	(822,414)	54,207	(4,444,111)
2024	(4,444,111)	—	(129,769)	12,058	(4,561,822)
2025	(4,561,822)	—	194,334	93,148	(4,274,340)
d) Withholding income tax on dividends
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company was incorporated, does not have such tax treaty with China. According to the arrangement between mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.
To the extent that subsidiaries and VIEs of the Group have undistributed earnings, the Group will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2024 and 2025, the Group did not record any withholding tax on the retained earnings of its subsidiaries and VIEs in the PRC as most of which were still in accumulated deficit position.